PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	30 years
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 996	Rp 195
Return on plan assets (excluding amount included in net interest expense)	(62)	271
Actuarial losses recognized in OCI	(96)	(905)
Pension benefit obligations at end of year	Rp 1,407	996
Post-employment health care benefit cost | Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years
Post-employment health care benefit cost | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 13,823	12,423
Interest income	1,083	1,062
Actuarial losses recognized in OCI	96	905
Benefits paid	(559)	(567)
Pension benefit obligations at end of year	14,443	13,823
Post-employment health care benefit cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(12,827)	(12,228)
Interest income	(1,004)	(1,045)
Return on plan assets (excluding amount included in net interest expense)	62	(271)
Benefits paid	559	567
Plan administration costs	(174)	(150)
Pension benefit obligations at end of year	Rp (13,036)	Rp (12,827)